Trade and Other Receivables - Summary of Trade and Other Receivables Net (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [line items]
Trade receivables	₽ 21,863	₽ 21,262
Less allowance for expected credit losses on trade receivables	(5,984)	(6,200)
Total trade receivables, net	15,879	15,062
Other receivables	4,035	2,933
Less allowance for expected credit losses on other receivables	(3,511)	(2,655)
Total other receivables, net	524	278
Total accounts receivable, net	16,403	15,340
Domestic customers [member]
Trade and other receivables [line items]
Trade receivables	18,104	18,251
Foreign customers [member]
Trade and other receivables [line items]
Trade receivables	₽ 3,759	₽ 3,011